Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 17,323	$ (26,921)	$ (38,861)
Adjustments to reconcile net loss to net cash used in operating activities:
(Reversal of provision) provision on accounts receivables & other current assets	15	(501)	(20)
Depreciation of property and equipment	403	424	376
Amortization of intangible assets			1,427
Amortization of right of use asset	850	928	537
Loss on disposal of property and equipment	70	7
Loss on repurchase of convertible notes	600
Deferred income tax (benefits) expenses	84	783	(55)
Interest expense related to debt discount	770	700	11,387
Share-based compensation expenses	5	6,817	2,782
Loss (gain) on debt settlement		(176)	(217)
Non-employee share-based compensation expenses	46	952	604
Loss on additional compensation to HHE		5,400	5,950
Gain on cancellation of shares compensation to HHE	(5,950)
Gain on disposal of HHE	(12,590)
Gain on debt forgiveness	(4,748)
Loss related to equity financing		14,156	3,669
Loss from deconsolidation of HHE			3,610
Changes in operating assets and liabilities, net of the effects of an acquisition:
Accounts receivable	(3,723)	1,128	(1,052)
Inventories	1,496	679	1,982
Contract assets			1,485
Prepaid expenses and other current assets	(630)	351	6,343
Other non-current assets
Accounts payable	4,137	(218)	(1,379)
Accrued expenses and other payables	(1,306)	(5,501)	(3,673)
Advances from customers and contract liabilities	1,299	(2,699)	2,107
Amounts due to related parties		(3)	(1,766)
Deferred revenues	(8)		9
Long-term payable		(417)	(252)
Income tax payable	(161)	208	(392)
Unrecognized tax benefit		(1,990)
Lease liabilities	(751)	(896)	(109)
Other non-current liabilities			(15)
Net cash used in operating activities	(2,769)	(6,789)	(5,523)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(114)	(250)	(718)
Cash disposed of from deconsolidation of HHE			(1,117)
Investment in time deposit	(3,377)	(2,060)	(1,436)
Receipt of time deposit from banks	3,496
Investment in convertible bond and cash loan			(100)
Proceeds from disposal of HHE	9,890
Additional compensation payment to a former subsidiary		(2,700)
Net cash (used in) generated from investing activities	9,895	(5,010)	(3,371)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank and other borrowings		424	155
Repayments of short-term bank and other borrowings			(579)
Proceeds from long-term bank and other borrowings			112
Repayments of long-term bank and other borrowings			(1)
Proceeds from issuance of convertible notes		1,418	15,075
Repurchase of convertible notes	(4,050)
Proceeds from non-controlling shareholders of a subsidiary			138
Net cash generated from (used in) financing activities	(4,050)	1,842	14,900
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(591)	(307)	(2,594)
Net increase (decrease) in cash and cash equivalents and restricted cash	2,485	(10,264)	3,412
Cash and cash equivalent and restricted cash at beginning of the year	1,073	11,337	7,925
Cash and cash equivalent and restricted cash at end of the year	3,558	1,073	11,337
Less: cash and cash equivalents and restricted cash of discontinued operations at the end of year	1,842	247	3,029
Cash and cash equivalents and restricted cash of continuing operations at the end of year	1,716	826	8,308
Reconciliation of cash and cash equivalents and restricted cash of the continuing operations
Cash and cash equivalents of continuing operations at the end of year	1,690	800	8,283
Restricted cash of continuing operations at the end of year	26	26	25
Total cash and cash equivalents and restricted cash of continuing operations	1,716	826	8,308
Reconciliation of cash and cash equivalents and restricted cash of the discontinued operations
Cash and cash equivalents of discontinued operations at the end of year	1,842	247	3,022
Restricted cash of discontinued operations at the end of year			7
Total cash and cash equivalents and restricted cash of discontinued operations	1,842	247	3,029
Supplemental disclosures of cash flow information:
Interest paid	(301)	(281)	(232)
Interest received	9	51	24
Income tax paid	(101)		(254)
Cash paid included in the measurement of lease liabilities	(843)	(881)	(678)
Supplemental schedule of non-cash activities:
Loan conversion with ordinary shares			1,250
Conversion of convertible notes		500	28,692
Issuance of shares for increase in subscription receivable		11,136	2,760
Cancellation of shares for decrease in subscription receivable	9,423
Debt settlements by issuance of ordinary shares		$ 1,321